Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities

11. OTHER CURRENT LIABILITIES

The items comprising the Company’s other current liabilities are summarized below:

	December 31, 2015	December 31, 2014
	$	$
Unearned revenue	7,650	7,881
Taxes payable	1,655	207
Total other current liabilities	9,305	8,088